Warrants and Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Summary of Warrants Issued to Purchase Common Stock

The Company issued the following warrants to purchase shares of its common stock, which are outstanding as of March 31, 2025 and December 31, 2024, respectively. These warrants are exercisable any time at the option of the holder until their expiration date.

	Issuance Date	Term	Exercise Price Per Share	Exercised during the Year Ended December 31, 2024	Outstanding at December 31, 2024	Exercised during the Three Months Ended March 31, 2025	Outstanding at March 31, 2025
March 2023 Pre-Funded Warrants	March 2023	perpetual	—	(75,000)	—	—	—
December 2022 Service and Performance Warrants (1)	December 2022	5 years	$11.20	—	1,000	—	1,000
October 2022 Service and Performance Warrants (1)	October 2022	5 years	$16.00	—	1,000	—	1,000
January 2021 Placement Agent Warrants	January 2021	5.5 years	$159.60	—	9,846	—	9,846
December 2020 Warrants (2)	December 2020	5.5 years	$9.00	—	16,367	—	16,367
December 2020 Warrants	December 2020	5.5 years	$120.00	—	49,100	—	49,100
December 2020 Placement Agent Warrants	December 2020	5 years	$152.80	—	3,274	—	3,274
July 2020 Warrants (2)	July 2020	5.5 years	$9.00	—	16,036	—	16,036
July 2020 Placement Agent Warrants	July 2020	5.5 years	$198.80	—	802	—	802
May 2020 Warrants (2)	May 2020	5 years	$9.00	—	9,946	—	9,946
May 2020 Warrants	May 2020	5 years	$191.20	—	24,863	—	24,863
May 2020 Placement Agent Warrants	May 2020	5 years	$245.20	—	1,741	—	1,741
January 2021 Warrants (2)	January 2021	5.5 years	$9.00	—	7,831	—	7,831
January 2021 Warrants	January 2021	5.5 years	$125.20	—	90,629	—	90,629
September 2019 Warrants (2) (3)	September 2019	5.5 years	$9.00	—	9,892	—	—
September 2019 Warrants (3)	September 2019	5.5 years	$300.80	—	6,594	—	—
June 2019 Warrants (3)	June 2019	5.5 years	$200.00	—	10,896	—	—
Total				(75,000)	259,817	—	232,435

(1) The Company issued service and performance warrants (“Service and Performance Warrants”) in connection with professional services agreements with non-affiliated third party entities.

(2) These warrants were repriced as part of the March 2023 Private Placement offering.

(3) These warrants expired during the three months ended March 31, 2025.

The Company issued the following warrants to purchase shares of its common stock, which are outstanding as of December 31, 2024 and 2023, respectively. These warrants are exercisable any time at the option of the holder until their expiration date.

	Issuance Date	Term	Exercise Price Per Share	Exercised during the Year Ended December 31, 2023	Outstanding at December 31, 2023	Exercised during the Year Ended December 31, 2024	Outstanding at December 31, 2024
March 2023 Pre-Funded Warrants	March 2023	perpetual	—	(425,834)	75,000	(75,000)	—
December 2022 Service and Performance Warrants (1)	December 2022	5 years	$11.20	—	1,000	—	1,000
October 2022 Service and Performance Warrants (1)	October 2022	5 years	$16.00	—	1,000	—	1,000
August 2022 Pre-Funded Warrants	August 2022	perpetual	—	(56,813)	—	—	—
January 2021 Placement Agent Warrants	January 2021	5.5 years	$159.60	—	9,846	—	9,846
December 2020 Warrants (2)	December 2020	5.5 years	$9.00	—	16,367	—	16,367
December 2020 Warrants	December 2020	5.5 years	$120.00	—	49,100	—	49,100
December 2020 Placement Agent Warrants	December 2020	5 years	$152.80	—	3,274	—	3,274
July 2020 Warrants (2)	July 2020	5.5 years	$9.00	—	16,036	—	16,036
July 2020 Placement Agent Warrants	July 2020	5.5 years	$198.80	—	802	—	802
May 2020 Warrants (2)	May 2020	5 years	$9.00	—	9,946	—	9,946
May 2020 Warrants	May 2020	5 years	$191.20	—	24,863	—	24,863
May 2020 Placement Agent Warrants	May 2020	5 years	$245.20	—	1,741	—	1,741
September 2019 Placement Agent Warrants (3)	September 2019	5 years	$379.20	—	1,649	—	—
June 2019 Placement Agent Warrants (3)	June 2019	5 years	$251.60	—	1,862	—	—
April 2019 Service and Performance Warrants (1)(3)	April 2019	5 years	$247.20	—	3,629	—	—
January 2021 Warrants (2)	January 2021	5.5 years	$9.00	—	7,831	—	7,831
January 2021 Warrants	January 2021	5.5 years	$125.20	—	90,629	—	90,629
September 2019 Warrants (2)	September 2019	5.5 years	$9.00	—	9,892	—	9,892
September 2019 Warrants	September 2019	5.5 years	$300.80	—	6,594	—	6,594
June 2019 Warrants	June 2019	5.5 years	$200.00	—	10,896	—	10,896
Total				(482,647)	341,957	(75,000)	259,817

(1) The Company issued service and performance warrants (“Service and Performance Warrants”) in connection with professional services agreements with non-affiliated third party entities.

(2) These warrants were repriced as part of the March 2023 Private Placement offering.

(3) These warrants expired during the year ended December 31, 2024.

Summary of Key Terms and Activity of Liability Classified Preferred Investment Options	The key terms and activity of the liability classified preferred investment options are summarized as follows:

	Issuance Date	Term	Exercise Price Per Share	Exercised during the Year Ended December 31, 2024	Outstanding at December 31, 2024	Exercised during the Three Months Ended March 31, 2025	Outstanding at March 31, 2025
March 2023 Options - Series A	March 2023	5 years	$9.00	—	666,334	—	666,334
March 2023 Placement Agent Options	March 2023	5 years	$11.25	—	33,317	—	33,317
August 2022 Options (1)	August 2022	5 years	$9.00	—	118,063	—	118,063
August 2022 Placement Agent Options	August 2022	5 years	$52.80	—	5,904	—	5,904
Total				—	823,618	—	823,618

(1) These options were repriced as part of the March 2023 Private Placement offering.

The key terms and activity of the liability classified preferred investment options are summarized as follows:

	Issuance Date	Term	Exercise Price Per Share	Exercised during the Year Ended December 31, 2023	Outstanding at December 31, 2023	Exercised during the Year Ended December 31, 2024	Outstanding at December 31, 2024
March 2023 Options - Series A	March 2023	5 years	$9.00	—	666,334	—	666,334
March 2023 Options - Series B	March 2023	1.5 years	$9.00	—	666,334	—	—
March 2023 Placement Agent Options	March 2023	5 years	$11.25	—	33,317	—	33,317
August 2022 Options	August 2022	5 years	$9.00	—	118,063	—	118,063
August 2022 Placement Agent Options	August 2022	5 years	$52.80	—	5,904	—	5,904
Total				—	1,489,952	—	823,618